Retained Earnings (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retained Earnings Note Disclosure [Abstract]
Legal reserves	[1]	₩ 1,604,910	₩ 1,604,910
Voluntary reserves
Reserve for investment on social overhead capital		5,277,449	5,277,449
Reserve for research and human development	[2]	330,000	330,000
Reserve for business expansion		26,361,617	28,967,976
Reserve for equalizing dividends		210,000	210,000
Voluntary reserves		32,179,066	34,785,425
Retained earnings before appropriations		17,349,625	12,811,798
Retained earnings		₩ 51,133,601	₩ 49,202,133	₩ 51,519,119

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO's common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.
[2]	The reserve for research and human development is appropriated by KEPCO to use as qualified tax credits to reduce corporate tax liabilities. The reserve is available for cash dividends for a certain period as defined by the Restriction of Special Taxation Act of Korea.